Goodwill and Intangible Assets Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 452,700,000	$ 452,700,000
Goodwill, Impaired, Accumulated Impairment Loss	0
Amortization of intangible assets	$ 66,300,000	$ 72,000,000.0	$ 66,200,000
Weighted Average [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years 8 months 12 days
Trade name
Goodwill [Line Items]
Intangible assets finite lives			10 years
Finite-Lived Intangible Asset, Revised Useful Life			2 years
ARX Holding Corp. | Lower Limit
Goodwill [Line Items]
Intangible assets finite lives	2 months
ARX Holding Corp. | Upper Limit
Goodwill [Line Items]
Intangible assets finite lives	9 years